Investment Strategy	Feb. 03, 2025
Macquarie Focused International Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Macquarie Focused International Core ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

The Fund will invest primarily in common stocks of non-U.S. companies located or operating in both developed markets and emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund may invest in selective U.S. domiciled companies with significant exposure to international markets. The Fund also may invest in depositary receipts of foreign issuers. The Fund considers developed and emerging markets countries to be those countries defined as such by the MSCI Market Classification Framework.

Delaware Management Company, the Fund’s investment adviser (“Manager”) begins its investment process through bottom-up fundamental analysis with a global perspective which is built by assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The investment process seeks opportunities across the global spectrum that revolves around identifying companies within three investment categories: (i) quality cyclicals (meaning cyclical companies (i.e., companies whose performance is closely tied to the specific industry or the overall economic cycle) that are market leaders at attractive points in the cycle with compelling valuations); (ii) growth compounders (meaning companies with durable business models at reasonable valuation points and that have long runways for growth, persistent revenue and earnings trajectories); and (iii) unrecognized opportunities (meaning companies whose valuations may be misaligned relative to accelerating or improving rates of change in underlying fundamental factors). The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in non-U.S. securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more countries, geographic regions or economic sectors. There are no prescribed limits on the sector allocation of the Fund’s investments, however, and from time to time, the Fund may focus its investments in one or more sectors.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (“MIMGL”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund's holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Macquarie Focused International Core ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity companies.
Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies. For purposes of the Fund’s 80% policy, small-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase, and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.

Delaware Management Company, the Fund’s investment adviser (“Manager”) researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager uses a bottom up (stock-by-stock) security selection process that utilizes quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The goal of the process is to identify stocks of small to mid-sized companies that in the Manager’s view offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow.

The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure. There are no prescribed limits on the sector allocation of the Fund’s investments, and from time to time, the Fund may focus its investments in one or more sectors.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. Securities could be sold for the following reasons: target price achieved, market capitalization exceeds the high-end of the Russell Midcap Index, negative changes in the company’s fundamental outlook, better opportunities identified, or the need to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (“MIMGL”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund's holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies. For purposes of the Fund’s 80% policy, small-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase, and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.
Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund may invest up to 20% of its net assets in high yield fixed income securities (junk bonds). The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a nongovernmental entity in order to determine the industry to which the investment should be allocated when determining the Fund’s compliance with its concentration policy. Although the Fund will invest primarily in securities whose income is exempt from the Federal AMT, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”).
Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund may invest up to 20% of its net assets in high yield fixed income securities (junk bonds). The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. Although the Fund will invest primarily in securities whose income is exempt from the Federal AMT, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”).
Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax.